April 21, 2014

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Wisconsin Capital Funds, Inc. (the “Registrant”)
1933 Act Reg. No. 333-141917; 1940 Act File No. 811-22045

Ladies and Gentlemen:

On behalf of the Registrant named above, we enclose for filing, pursuant to Rule 497(e) under the Securities Act of 1933 (the "Securities Act"), exhibits containing interactive data format risk/return summary information relating to the Plumb Balanced Fund, a series of the Registrant. The interactive data relate to a supplement filed with the Securities and Exchange Commission on behalf of the Registrant pursuant to Rule 497(e) on April 14, 2014.

The XBRL exhibits attached hereto consist of the following:

EXHIBIT INDEX

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

Please direct any comments or questions regarding this filing to Fred Lautz of our office at 414-277-5309 or the undersigned at 414-277-5817.

Very truly yours,

Quarles & Brady LLP

/s/ Matthew C. Vogel

Matthew C. Vogel

cc (w/enc):	Timothy R. O’Brien
Connie M. Redman
Fredrick G. Lautz, Esq.

QB\26526720.1